                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-2819

                       IXIS Advisor Cash Management Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       399 Boylston Street, Boston, Massachusetts      02116
--------------------------------------------------------------------------------
        (Address of principal executive offices)     (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]
                       IXIS ADVISOR FUNDS

  Annual Report
  June 30, 2005


IXIS Cash Management Trust -
  Money Market Series
  Reich & Tang Asset Management
TABLE OF CONTENTS

Management Discussion   Page 2
and Performance........

Schedule of Investments Page 7

Financial Statements... Page 9

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

                                                              Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Objective:
 Seeks maximum current income consistent with preservation of capital and liquidity.
--------------------------------------------------------------------------------
 Strategy:
 Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers.
--------------------------------------------------------------------------------
 Manager:
 Molly J. Flewharty,
 Reich & Tang Asset Management
--------------------------------------------------------------------------------
                                    Annualized Seven-Day Yield -- June 30, 2005
--------------------------------------------------------------------------------

                              Class A, B & C  2.47%

 Yields will fluctuate with changes in market conditions.
 The seven-day money market yield reflects the Fund's current earnings more closely than total return.
                               Average Annual Total Returns/1/ -- June 30, 2005
--------------------------------------------------------------------------------

           Class A (Inception 7/10/78) 1 Year 5 Years    10 Years
           Net Asset Value              1.27%   1.86%           3.35%
           ----------------------------------------------------------
           Class B (Inception 9/13/93) 1 Year 5 Years    10 Years
           Net Asset Value              1.27%   1.86%           3.36%
           ----------------------------------------------------------
           Class C (Inception 3/1/98)  1 Year 5 Years Since Inception
           Net Asset Value              1.27%   1.86%           2.80%
           ----------------------------------------------------------

/1/These returns include reinvestment of distributions, represent past performance and do not predict future results.

The Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the Fund.

Proxy Voting Information

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the Fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the Fund's website and the SEC's website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.
For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.


          NOT FDIC INSURED      MAY LOSE VALUE      NO BANK GUARANTEE

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

                                                          Management Discussion
--------------------------------------------------------------------------------

During the past 12 months, the Federal Reserve Board continued its campaign of boosting short-term interest rates, increasing yields on money market investments. This was welcome news for investors who had grown accustomed to a flat or declining rate environment.

Throughout the fiscal year ended June 30, 2005, IXIS Cash Management Trust -- Money Market Series maintained a constant price of $1.00 per share, and provided a total return of 1.27% based on the net asset value of class A shares and $0.0126 per share in reinvested dividends. The fund's seven-day annualized yield at the end of the period was 2.47%.

SHORT-TERM INTEREST RATES CONTINUE TO CLIMB

The fund's fiscal year began on July 1, 2004, shortly after a 0.25% hike in short-term interest rates. This increase was the first in four years, and brought the federal funds rate (the rate that member banks charge each other for overnight loans) up to 1.25%. The Fed followed with four additional 0.25% rate increases, bringing the key rate to 2.25% at the end of December - the mid-point in the fund's fiscal year.

Faced with healthy economic growth and hoping to keep inflation at bay, the Fed continued its tightening program in 2005, raising rates another four times in increments of 0.25%. The latest rate increase on June 30 brought the federal funds rate to 3.25%. The Fed uses interest rates to manage the economy, cutting rates to spur growth during recessions, and raising rates to head off inflation when the economy is accelerating.

Currently, inflation remains low even though oil prices, in absolute terms, have climbed to record levels. Fierce competition in many industries has prevented companies from passing on higher fuel prices to consumers. However, the Fed is not entirely satisfied with the inflation picture. In a recent statement, the Fed described its monetary policy as "accommodative" - a term that implies rates are too low to meet the central bank's long-term goal of keeping inflation in check.

FUND POSITIONED TO CAPTURE HIGHER YIELDS

Over the past 12 months, our strategy with the fund's portfolio has remained consistent. Given the low, albeit rising, level of interest rates available to money market investors, we strove to capture as much income as possible while maintaining the flexibility to pursue higher rates as they become available.

Although money market securities with longer maturities offer a yield advantage over short-term issues, we generally felt that it was not worth the risk of locking in yields when higher interest rates might be right around the corner. As a result, we kept the fund's average maturity on the shorter side in an effort to help us move quickly to take advantage of higher yielding issues when they became available.

At the start of the fund's fiscal year in July 2004, its average maturity was 35 days. By mid-year, on December 31, 2004, the average maturity was 20 days. As of June 30, 2005, the fund's average maturity was 18 days.

COMMERCIAL PAPER REMAINS CORE OF PORTFOLIO

Typically, when the economy appears to be healthy, commercial paper makes up the majority of the fund's assets. These securities - issued by companies rather than the U.S. government - tend to offer higher yields than other types of money market instruments, with only minimal additional risk, especially on the shorter end of the maturity spectrum. During periods of economic uncertainty, we tend to emphasize government and agency securities because of the additional safety they offer.

Currently, the economy appears to be on a relatively safe footing and there is less concern about credit downgrades. Consequently, as the fund's remaining government and agency securities came due during the past six months, we redeployed the proceeds in other money market instruments and no U.S. government securities remained in the June 30, 2005 portfolio.

In addition, more than a quarter of the portfolio was invested in variable-rate demand notes as of the end of June 2005. Yields on these securities rise or fall with interest rates, which helps increase the fund's yield when rates are trending upward.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

Management Discussion
--------------------------------------------------------------------------------


OUTLOOK FOR BALANCE OF 2005

Although experts generally agree that the Fed will continue to boost short-term interest rates in 2005, there are different opinions about how high rates will go. The current consensus is for another 0.25% rate increase at the Fed's next meeting. Longer term, analysts think the Fed's actions will be determined by their outlook for the economy. If the Fed expects stronger growth with potentially higher inflation, they are likely to maintain an aggressive campaign of rate hikes. Prospects for more moderate growth and inflation may convince the Fed it has increased rates enough, prompting a pause in their campaign.

In a statement released after their meeting at the end of June, Fed officials said future changes in rates would be "measured" - suggesting that they are likely to continue raising rates in increments of 0.25% at each meeting.

We will keep a watchful eye on the Fed's actions and the national economy so that we can move quickly to take advantage of investment opportunities as they arise.

                      UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, and certain exchange fees, and ongoing costs, including management fees, sales and distribution fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account (Certain exceptions may apply). These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2005 through June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During the Period row as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

IXIS CASH MANAGEMENT TRUST -             BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
MONEY MARKET SERIES                              1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,009.00                  $5.03
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.80                  $5.06
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,009.00                  $5.03
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.80                  $5.06
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,009.00                  $5.03
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.80                  $5.06
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio of 1.01% for Classes
 A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, divided by 365 (to reflect the half-year period).

                    BOARD APPROVAL OF MANAGEMENT CONTRACTS

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund's advisory and sub-advisory agreements (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Fund's investment advisers believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups of funds, (ii) information on the Fund's advisory and sub-advisory fees and other expenses, including information comparing the Fund's expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreements to the Fund's advisers and sub-advisers (collectively, the "Advisers"), and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (i) each Adviser's financial results and financial condition, (ii) the Fund's investment objective and strategies and the size, education and experience of the Advisers' respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund's shares, (iv) the procedures employed to determine the value of the Fund's assets, (v) the allocation of the Fund's securities transactions, (vi) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in May, 2005. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Fund and the resources dedicated to the Fund by the Advisers and their affiliates. The Trustees considered not only the advisory services provided by the Advisers to the Fund, but also the monitoring and oversight services provided by IXIS Advisors with respect to the Fund. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Fund and the Advisers. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of peer groups of funds. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Funds using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

The Board concluded that the Fund's performance supported the renewal of the Agreements relating to that Fund. Although the Fund had performance that lagged that of a relevant peer group for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Fund's Agreements, including that the Fund's advisory fee is proposed to be reduced with the goal of helping the Fund's net return to shareholders become more competitive.

The Trustees also considered each Adviser's performance and reputation generally, the Fund's performance as a fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Fund and the Advisers supported the renewal of the Agreements.

                    BOARD APPROVAL OF MANAGEMENT CONTRACTS


The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and sub-advisory services as well as the total expense levels of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund's advisory fees and total expense levels to those of its peer group and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund's advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees noted that the Fund's advisory fee rate was below the median of that of a group of comparable funds, although the Fund's total expenses were higher. The Trustees also considered management's proposal to reduce the Fund's advisory fee rate. The Trustees also noted management's stated justification for the fees charged to the Fund, which included information about the performance of the Fund, the services provided to the Fund and management's view as to why it was appropriate that the Fund bear total expenses greater than its peer group median, and the reduction in the Fund's transfer agency fees effective at the beginning of 2005.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Advisers' and their affiliates' relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Fund, the expense level of the Fund, and whether the Advisers had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Fund supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Fund through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that the Fund benefited from breakpoints in its advisory fee. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether the Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Advisers. They also considered the compliance related resources the Advisers and their affiliates were providing to the Fund.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering transfer agency and administrative services.

.. so-called "fallout benefits" to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and transfer agency services to the Fund. The Trustees also considered the fact that IXIS Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory and sub-advisory agreements should be continued through June 30, 2006.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005

  Principal
   Amount     Description                                            Value (a)
---------------------------------------------------------------------------------
Investments -- 100.5% of Total Net Assets
              COMMERCIAL PAPER -- 55.2%
              Asset-Backed -- 18.8%
$  15,000,000 Clipper Receivables Co. LLC,
              3.350%, 7/01/2005 (e)                               $    15,000,000
    5,000,000 Lexington Parker Capital Corp.,
              3.030%, 7/07/2005 (e)                                     4,997,475
   10,000,000 Steamboat Funding Corp.,
              3.360%, 7/08/2005 (e)                                     9,993,467
    5,000,000 Triple A One Funding Corp., (MBIA Insured),
              3.060%, 7/12/2005 (e)                                     4,995,325
   10,000,000 ASAP Funding, Ltd.,
              3.240%, 8/10/2005 (e)                                     9,964,000
   15,000,000 Lockhart Funding LLC,
              3.300%, 8/10/2005 (e)                                    14,945,000
                                                                  ---------------
                                                                       59,895,267
                                                                  ---------------
              Banking -- 8.3%
    7,000,000 Royal Bank of Scotland,
              3.150%, 7/15/2005                                         6,991,425
    5,000,000 Banco Bilbao Vizcaya Argentaria Puerto Rico,
              3.100%, 7/21/2005                                         4,991,389
   10,000,000 Danske Corp.,
              3.100%, 7/27/2005                                         9,977,611
    4,400,000 Svenska Handelsbanken, Inc.,
              3.170%, 8/03/2005                                         4,387,214
                                                                  ---------------
                                                                       26,347,639
                                                                  ---------------
              Education -- 2.1%
    6,788,000 Johns Hopkins University,
              3.100%, 7/06/2005                                         6,788,000
                                                                  ---------------
              Financial -- 5.3%
    7,000,000 Louis Dreyfus Corp. (LOC: Calyon),
              3.060%, 7/06/2005                                         6,997,025
    5,000,000 Louis Dreyfus Corp. (LOC: Calyon),
              3.080%, 7/06/2005                                         4,997,861
    5,000,000 Louis Dreyfus Corp. (LOC: Barclays Bank),
              3.110%, 7/11/2005                                         4,995,680
                                                                  ---------------
                                                                       16,990,566
                                                                  ---------------
              Health Care-Services -- 3.1%
   10,000,000 Dean Health Systems, Inc. (LOC: Marshall & Ilsley),
              3.060%, 7/06/2005                                         9,995,750
                                                                  ---------------
              Logging -- 1.6%
    5,000,000 NATC California LLC (LOC: Chase Manhattan Bank),
              3.050%, 7/18/2005                                         4,992,799
                                                                  ---------------
              Special Purpose -- 9.7%
   10,000,000 Galaxy Funding, Inc.,
              3.090%, 7/12/2005                                         9,990,558
    2,000,000 Galaxy Funding, Inc.,
              3.100%, 7/13/2005                                         1,997,933
    7,000,000 Charta LLC, (LOC: AMBAC Indemnity),
              3.090%, 7/15/2005 (e)                                     6,991,588
    5,000,000 Market Street Funding Corp.,
              3.270%, 7/25/2005 (e)                                     4,989,100
    7,000,000 Greyhawk Funding LLC,
              3.210%, 8/23/2005 (e)                                     6,966,919
                                                                  ---------------
                                                                       30,936,098
                                                                  ---------------

  Principal
   Amount     Description                                                          Value (a)
-----------------------------------------------------------------------------------------------
              Trade Receivables -- 6.3%
$  10,000,000 Windmill Funding I Corp.,
              3.050%, 7/07/2005 (e)                                             $     9,994,917
    5,000,000 Govco, Inc.,
              3.070%, 7/14/2005 (e)                                                   4,994,457
    5,000,000 Windmill Funding I Corp.,
              3.130%, 7/26/2005 (e)                                                   4,989,132
                                                                                ---------------
                                                                                     19,978,506
                                                                                ---------------
              Total Commercial Paper (Cost $175,924,625)                            175,924,625
                                                                                ---------------
              VARIABLE RATE DEMAND NOTES -- 26.8%
              Auto Parts & Equipment -- 0.1%
      400,000 White Hydraulics, Inc. (LOC: Amsouth Bank),
              3.540%, 12/01/2005 (c)                                                    400,000
                                                                                ---------------
              Financial -- 8.4%
      100,000 Business Stationery LLC (LOC: JP Morgan Chase),
              3.540%, 8/01/2007 (c)                                                     100,000
    2,260,000 SSK Co. LLC (LOC: US Bank),
              3.390%, 11/01/2021 (c)                                                  2,260,000
      199,000 YSR LLC (LOC: Amsouth Bank),
              3.440%, 2/01/2023 (c)                                                     199,000
   17,450,000 MOB Management Two LLC (LOC: Columbus Bank & Trust),
              3.640%, 12/01/2026 (c)                                                 17,450,000
    3,130,000 Alpine Capital Investments LLC (LOC: First of America),
              3.440%, 9/15/2027 (c)                                                   3,130,000
      545,000 Tanner & Guin LLC (LOC: Amsouth Bank),
              3.440%, 9/01/2029 (c)                                                     545,000
    3,130,000 MOB Management One LLC (LOC: Columbus Bank & Trust),
              3.640%, 12/01/2031 (c)                                                  3,130,000
                                                                                ---------------
                                                                                     26,814,000
                                                                                ---------------
              Health Care-Services -- 2.7%
    8,600,000 American Health Centers, Inc. (LOC: Amsouth Bank),
              3.440%, 3/01/2019 (c)                                                   8,600,000
                                                                                ---------------
              Manufacturing -- 0.1%
      100,000 Harris Metals LLC (LOC: Amsouth Bank),
              3.540%, 6/01/2010 (c)                                                     100,000
                                                                                ---------------
              Municipal -- 11.4%
    6,310,000 New York City Industrial Development Agency, (Airis JFK I LLC)
              (LOC: Bayerishe Landesbank),
              3.320%, 7/01/2008 (c)                                                   6,310,000
    1,295,000 Birmingham, AL, Special Care Facilities Financing Authority, (Eye
              Foundation, Inc. (The) (LOC: Columbus Bank & Trust),
              3.540%, 9/01/2018 (c)                                                   1,295,000
   19,000,000 New Jersey Economic Development Authority, (Marina Energy LLC)
              (LOC: First Union),
              3.320%, 9/01/2021 (c)                                                  19,000,000
    5,000,000 Connecticut State Housing Finance Authority (LOC: AMBAC
              Indemnity),
              3.340%, 5/15/2033 (c)                                                   5,000,000
    4,544,838 Los Angeles, CA, Community Redevelopment Agency, (Security
              Building) (LOC: FNMA),
              3.420%, 12/15/2034 (c)                                                  4,544,838
                                                                                ---------------
                                                                                     36,149,838
                                                                                ---------------
              Real Estate -- 4.1%
      240,000 Sheffield Realty LLC (LOC: Amsouth Bank),
              3.440%, 4/01/2012 (c)                                                     240,000
    1,020,000 Shayeson-Huff Properties LLC (LOC: Firstar Bank),
              3.440%, 11/01/2016 (c)                                                  1,020,000

                See accompanying notes to financial statements.

               IXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                      SCHEDULE OF INVESTMENTS (continued)

Investments as of June 30, 2005

  Principal
   Amount     Description                                                         Value (a)
----------------------------------------------------------------------------------------------------
              Real Estate -- continued
$   1,900,000 Jobs Co. LLC (The) (LOC: First Commercial),
              3.440%, 2/01/2022 (c)                                            $     1,900,000
      641,000 Pine Tree Country Club (LOC: Amsouth Bank),
              3.440%, 8/01/2023 (c)                                                    641,000
    6,630,000 Storage World LLC (LOC: Regions Bank),
              3.330%, 12/01/2024 (c)                                                 6,630,000
    2,700,000 J&M LLC, (LOC: First Commercial),
              3.540%, 10/01/2026 (c)                                                 2,700,000
                                                                                 ---------------
                                                                                    13,131,000
                                                                                 ---------------
              Total Variable Rate Demand Notes (Cost $85,194,838)                   85,194,838
                                                                                 ---------------
              MEDIUM TERM NOTES -- 9.1%
              Banking -- 2.8%
    5,000,000 Bank of America Corp.,
              3.065%, 12/15/2005 (d)                                                 5,000,000
    4,000,000 Bank of America Corp.,
              3.310%, 6/07/2006 (d)                                                  4,000,000
                                                                                 ---------------
                                                                                     9,000,000
                                                                                 ---------------
              Financial -- 6.3%
   15,000,000 Caterpillar Financial Services Corp., Series F, 144A,
              3.250%, 7/11/2005 (d)                                                 15,000,000
    5,000,000 General Electric Capital Corp., 144A,
              3.340%, 7/15/2006 (d)                                                  5,000,000
                                                                                 ---------------
                                                                                    20,000,000
                                                                                 ---------------
              Total Medium Term Notes (Cost $29,000,000)                            29,000,000
                                                                                 ---------------
              CERTIFICATES OF DEPOSIT -- 4.7%
   10,000,000 Barclays Bank PLC,
              3.110%, 7/11/2005                                                     10,000,167
    5,000,000 Svenska Handelsbanken, Inc.,
              3.145%, 7/27/2005                                                      5,000,042
                                                                                 ---------------
              Total Certificates of Deposit (Cost $15,000,209)                      15,000,209
                                                                                 ---------------
              TIME DEPOSIT -- 4.1%
   13,100,000 Banque National de Paris, 3.375%, 7/01/2005                           13,100,000
                                                                                 ---------------
              Total Time Deposit (Cost $13,100,000)                                 13,100,000
                                                                                 ---------------
              MUNICIPAL OBLIGATION -- 0.6%
    2,000,000 Glendale, WI, 2.500%, 9/21/2005                                        2,000,000
                                                                                 ---------------
              Total Municipal Obligation (Cost $2,000,000)                           2,000,000
                                                                                 ---------------
              SHORT TERM INVESTMENT -- 0.0%
       47,253 Repurchase Agreement with Investors Bank & Trust Co. dated
              6/30/2005 at 2.01% to be repurchased at $47,256 on
              7/01/2005, collateralized by $46,857 Small Business
              Administration Pool #505781, 6.375%,
              due 5/25/2015, valued at $49,616                                          47,253
                                                                                 ---------------
              Total Short Term Investment (Cost $47,253)                                47,253
                                                                                 ---------------
              Total Investments -- 100.5%
              (Identified Cost $320,266,925) (b)                                   320,266,925
              Other assets less liabilities -- (0.5%)                               (1,569,986)
                                                                                 ---------------
              Total Net Assets -- 100.0%                                       $   318,696,939
                                                                                 ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) The aggregate cost for federal income tax purposes was $320,266,925.
          (c) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and may be secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.

(d) Floating rate note. Rate shown is as of June 30, 2005.
(e) Security exempt from registration under Section 4(2) of the Securities Act of 1933.
    These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At June 30, 2005, these securities amounted to $98,821,380 which represents 31.0% of net assets.

    144A Securities exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At year-end, the value of these securities amounted to
    $20,000,000 or 6.3% of net assets.

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                         Financial                20.0%
                         Asset-Backed             18.8
                         Municipal                12.0
                         Banking                  11.1
                         Special Purpose           9.7
                         Trade Receivables         6.3
                         Health Care-Services      5.8
                         Certificate of Deposit    4.7
                         Real Estate               4.1
                         Time Deposit              4.1
                         Education                 2.1
                         Other, less than 2% each  1.8

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30, 2005


        ASSETS
         Investments, at amortized cost           $         320,266,925
         Receivable for:
           Shares sold                                          349,484
           Interest                                             461,539
                                                  ---------------------
           TOTAL ASSETS                                     321,077,948
                                                  ---------------------
        LIABILITIES
         Payable for:
           Shares redeemed                                    1,797,063
           Dividends payable                                      8,853
         Accrued expenses:
           Management fees                                      108,039
           Deferred Trustees' fees                              219,859
           Transfer agent fees                                  134,441
           Administrative fees                                   17,565
           Other expenses                                        95,189
                                                  ---------------------
           TOTAL LIABILITIES                                  2,381,009
                                                  ---------------------
        NET ASSETS                                $         318,696,939
                                                  =====================
        NET ASSETS CONSIST OF:
         Paid in capital                          $         318,671,022
         Undistributed net investment income                     26,456
         Accumulated net realized loss on
           investments                                             (539)
                                                  ---------------------
        NET ASSETS                                $         318,696,939
                                                  =====================
        COMPUTATION OF NET ASSET VALUE AND
         OFFERING PRICE:
         Class A shares:
           Net assets                             $         294,439,506
                                                  =====================
           Shares of beneficial interest                    294,412,394
                                                  =====================
           Net asset value and offering price
            per share (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (See Note 1)   $                1.00
                                                  =====================
         Class B shares:
           Net assets                             $          22,475,075
                                                  =====================
           Shares of beneficial interest                     22,476,769
                                                  =====================
           Net asset value and offering price
            per share (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (See Note 1)   $                1.00
                                                  =====================
         Class C shares:
           Net assets                             $           1,782,358
                                                  =====================
           Shares of beneficial interest                      1,782,074
                                                  =====================
           Net asset value and offering price
            per share (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (See Note 1)   $                1.00
                                                  =====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Year Ended June 30, 2005


        NET INVESTMENT INCOME
         Interest                                 $           7,664,970
                                                  ---------------------
         Expenses
           Management fees                                    1,354,344
           Trustees' fees and expenses                           54,575
           Administrative fees                                  215,153
           Custodian fees                                        67,873
           Transfer agent fees                                1,486,909
           Audit and tax services                                22,531
           Legal fees                                            19,224
           Shareholder reporting                                142,002
           Registration fees                                     79,524
           Miscellaneous                                         22,569
                                                  ---------------------
         Total expenses                                       3,464,704
                                                  ---------------------
         Net investment income                                4,200,266
                                                  ---------------------
        REALIZED GAIN (LOSS) ON INVESTMENTS
         Realized loss on investments - net                        (539)
                                                  ---------------------
        NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                          $           4,199,727
                                                  =====================

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Year Ended
                                                                                                June 30,
                                                                                                  2005
                                                                                         ---------------------
                                                                                         ---------------------
FROM OPERATIONS:
  Net investment income                                                                  $           4,200,266
  Net realized gain (loss) on investments                                                                 (539)
                                                                                         ---------------------
  Net increase in net assets resulting from operations                                               4,199,727
                                                                                         ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                          (3,873,357)
   Class B                                                                                            (302,384)
   Class C                                                                                             (24,525)
                                                                                         ---------------------
                                                                                                    (4,200,266)
                                                                                         ---------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                                                     389,335,210
  Net asset value of shares issued in connection with the reinvestment of distributions              4,113,424
  Cost of shares redeemed                                                                         (443,297,248)
                                                                                         ---------------------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS                                     (49,848,614)
                                                                                         ---------------------
  Total decrease in net assets                                                                     (49,849,153)
                                                                                         ---------------------
NET ASSETS
  Beginning of year                                                                                368,546,092
                                                                                         ---------------------
  End of year                                                                            $         318,696,939
                                                                                         =====================
UNDISTRIBUTED NET INVESTMENT INCOME                                                      $              26,456
                                                                                         =====================

                                                                                               Year Ended
                                                                                                June 30,
                                                                                                  2004
                                                                                         ---------------------
                                                                                         ---------------------
FROM OPERATIONS:
  Net investment income                                                                  $             870,652
  Net realized gain (loss) on investments                                                                  806
                                                                                         ---------------------
  Net increase in net assets resulting from operations                                                 871,458
                                                                                         ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                            (839,709)
   Class B                                                                                             (66,133)
   Class C                                                                                              (6,107)
                                                                                         ---------------------
                                                                                                      (911,949)
                                                                                         ---------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                                                     492,470,482
  Net asset value of shares issued in connection with the reinvestment of distributions                891,507
  Cost of shares redeemed                                                                         (583,732,664)
                                                                                         ---------------------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS                                     (90,370,675)
                                                                                         ---------------------
  Total decrease in net assets                                                                     (90,411,166)
                                                                                         ---------------------
NET ASSETS
  Beginning of year                                                                                458,957,258
                                                                                         ---------------------
  End of year                                                                            $         368,546,092
                                                                                         =====================
UNDISTRIBUTED NET INVESTMENT INCOME                                                      $              26,456
                                                                                         =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

                            Income from investment operations:      Less distributions:
                            ---------------------------------- -----------------------------

                 Net asset
                  value,                                         Dividends
                 beginning     Net            Total from            from
                    of      investment        investment       net investment       Total
                   year       income          operations           income       distributions
                 ---------- ----------        ----------       --------------   -------------
  Class A, B, C
  6/30/2005      $     1.00 $   0.0126        $   0.0126         $  (0.0126)     $  (0.0126)
  6/30/2004            1.00     0.0022            0.0022            (0.0022)        (0.0022)
  6/30/2003            1.00     0.0076            0.0076            (0.0076)        (0.0076)
  6/30/2002            1.00     0.0175            0.0175            (0.0175)(a)     (0.0175)
  6/30/2001            1.00     0.0524            0.0524            (0.0524)(a)     (0.0524)

The subadviser to the Fund prior to June 1, 2001, was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Fund.
(a) Includingnet realized gain (loss) on investments of less than $.0001 per share.

                See accompanying notes to financial statements.

                                              Ratios to average net assets:
                                              -----------------------------

           Net asset            Net assets,
            value,     Total      end of                   Net investment
            end of     return      year       Expenses         income
             year       (%)       (000's)       (%)             (%)
           ---------- --------- -----------    ---------   --------------
           $     1.00       1.3 $  318,697         1.02           1.24
                 1.00       0.2    368,546         0.94           0.21
                 1.00       0.8    458,957         0.88           0.77
                 1.00       1.8    532,048         0.91           1.75
                 1.00       5.4    545,151         0.84           5.27

                         NOTES TO FINANCIAL STATEMENTS

June 30, 2005

1. Organization. IXIS Cash Management Trust - Money Market Series (the "Fund"), formerly CDC Nvest Cash Management Trust - Money Market Series, is the only series of IXIS Advisor Cash Management Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A, Class B and Class C shares. The classes of the Fund enable shareholders in the same classes of another IXIS Advisor Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front end sales charge. Shares acquired by exchange of shares from another IXIS Advisor Fund may be subject to a contingent deferred sales charge if, and to the extent as, the shares exchanged were subject to a contingent deferred sales charge.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Accordingly, no provision for federal income tax has been made.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

At June 30, 2005, the Fund had undistributed ordinary income on a tax basis of $243,063 and for federal income tax purposes, a capital loss carryforward of $539, which may be available to offset future realized gains, if any, to the extent provided by regulations and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryforward will expire on June 30, 2013. The difference between the components of distributable earnings on a tax basis and amounts reported on the Statement of Assets and Liabilities are primarily attributable to deferred Trustee fees.

f. Other. The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g. Indemnifications. Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. Investment Transactions. For the year ended June 30, 2005, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $9,190,422,758 and $9,244,296,243, respectively.

June 30, 2005


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), formerly CDC IXIS Asset Management Advisers, L.P., is the investment adviser to the Fund. Under the terms of the management agreement, the Fund paid a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

                     Percentage of Average Daily Net Assets
         --------------------------------------------------------------
            First         Next         Next         Next        Over
         $500 million $500 million $500 million $500 million $2 billion
         ------------ ------------ ------------ ------------ ----------
            0.400%       0.375%       0.325%       0.275%      0.225%

For the year ended June 30, 2005, management fees for the Fund were $1,354,344 (0.40% of average daily net assets).

Effective July 1, 2005, the management fee was reduced to an annual rate of 0.35% of the first $250 million of the Fund's average daily net assets, 0.33% of the next $250 million, 0.31% of the next $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million and 0.20% of such assets in excess of $2 billion.

IXIS Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to IXIS Advisors are reduced in the amount of payments to the subadviser. IXIS Advisors and Reich & Tang are wholly owned subsidiaries of IXIS Asset Management North America, L.P. ("IXIS North America"), formerly CDC IXIS Asset Management North America, L.P. Certain officers and directors of IXIS Advisors are also officers or Trustees of the Fund.

b. Administrative Expense. Prior to January 3, 2005, IXIS Asset Management Services Company ("IXIS Services"), formerly CDC IXIS Asset Management Services, Inc., a wholly-owned subsidiary of IXIS North America, performed administrative services for the Fund and subcontracted with Investors Bank & Trust Company ("IBT") to serve as subadministrator. Pursuant to the agreement between the Trust, IXIS Advisor Funds Trust I (formerly CDC Nvest Funds Trust
I), IXIS Advisor Funds Trust II (formerly CDC Nvest Funds Trust II), IXIS Advisor Funds Trust III (formerly CDC Nvest Funds Trust III), IXIS Advisor Funds Trust IV (formerly CDC Nvest Companies Trust I) ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") (collectively, the "Trusts") and IXIS Services, the Fund paid IXIS Services monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the Trusts' average daily net assets, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Trusts of $5 million.

Effective January 3, 2005, IXIS Advisors assumed responsibility for providing administrative services to the Trust pursuant to the same fee structure and IBT continuing to serve as subadministrator.

For the year ended June 30, 2005, the Fund paid $215,153 to IXIS Services and IXIS Advisors for administrative services.

c. Transfer Agent Fees. IXIS Services is the transfer and shareholder servicing agent for the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Fund pays IXIS Services fees for servicing shareholder accounts. During the period July 1, 2004 through December 31, 2004, the Fund for its Class A, B and C shares paid fees monthly equal at an annual rate of 0.239% of the first $650 million of the Trust's average daily net assets, 0.200% of the next $5 billion, and 0.195% of such assets in excess of $5.65 billion, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee of approximately $1.4 million.

Effective January 1, 2005, the Fund, for its Class A, B and C shares, pays fees monthly to IXIS Services equal to $27.55 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee of approximately $1 million.

For the year ended June 30, 2005, the Fund paid $1,202,394 to IXIS Services as compensation for its services as transfer agent. Additionally, the Fund reimbursed IXIS Services, BFDS and other firms for out-of-pocket expenses.

In addition, pursuant to other servicing agreements, the Fund pays service fees to other firms that provide similar services for their own shareholder accounts.

d. Distribution Agreement. IXIS Asset Management Distributors L.P. ("IXIS Distributors"), formerly CDC IXIS Asset Management Distributors L.P., a wholly-owned subsidiary of IXIS North America, is the Fund's distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America, IXIS Services or their affiliates. Each Trustee who is an independent Trustee of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts receives a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each committee member receives a meeting attendance fee of $3,750 per committee meeting attended. The Co-Chairmen of the Board each receive an additional retainer fee of $25,000. These fees are allocated to the various series of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

June 30, 2005


A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Fund assets to pay its portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Fund's Chief Compliance Officer. For the year ended June 30, 2005, the Fund's portion of such expense was $354.

f. Publishing Services. IXIS Services performs certain desktop publishing services for the Fund. Fees for these services are presented in the Statement of Operations as shareholder reporting. For the year ended June 30, 2005, the Fund paid $3,084 to IXIS Services as compensation for these services.

5. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                                          Year Ended     Year Ended
                                                                        June 30, 2005  June 30, 2004
                                                                        -------------  -------------
Class A
   Shares sold                                                            378,427,656    475,307,285
   Shares issued in connection with the reinvestment of distributions       3,803,151        824,472
                                                                        -------------  -------------
                                                                          382,230,807    476,131,757
   Shares repurchased                                                    (426,007,151)  (556,692,238)
                                                                        -------------  -------------
   Net decrease                                                           (43,776,344)   (80,560,481)
                                                                        -------------  -------------
Class B
   Shares sold                                                              9,934,024     15,260,556
   Shares issued in connection with the reinvestment of distributions         287,076         61,336
                                                                        -------------  -------------
                                                                           10,221,100     15,321,892
   Shares repurchased                                                     (15,549,063)   (23,728,800)
                                                                        -------------  -------------
   Net decrease                                                            (5,327,963)    (8,406,908)
                                                                        -------------  -------------
Class C
   Shares sold                                                                973,530      1,902,641
   Shares issued in connection with the reinvestment of distributions          23,197          5,699
                                                                        -------------  -------------
                                                                              996,727      1,908,340
   Shares repurchased                                                      (1,741,034)    (3,311,626)
                                                                        -------------  -------------
   Net decrease                                                              (744,307)    (1,403,286)
                                                                        -------------  -------------
   Decrease derived from capital shares transactions                      (49,848,614)   (90,370,675)
                                                                        =============  =============

On June 30, 2005, one shareholder owned 9.83% of the Fund's total shares outstanding.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees and Shareholders of
IXIS Cash Management Trust - Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of IXIS Cash Management Trust - Money Market Series (formerly CDC Nvest Cash Management Trust - Money Market Series) (the "Fund"), a series constituting IXIS Advisor Cash Management Trust at June 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 12, 2005

                            ADDITIONAL INFORMATION


Shareholder Meeting (unaudited)

At a special shareholders' meeting held on June 2, 2005, shareholders of the IXIS Advisor Cash Management Trust voted for the following proposals:

             1. Election of Trustees for the IXIS Advisor Cash Management Trust
                (the "Trust")

                                                Votes
                                Votes For      Withheld      Total Votes
      -                         ---------      --------      -----------
      Graham T. Allison, Jr. 187,589,034.867 5,640,952.672 193,229,987.539
      Edward A. Benjamin     187,622,773.259 5,607,214.280 193,229,987.539
      Daniel M. Cain         187,634,538.581 5,595,448.958 193,229,987.539
      Paul G. Chenault       187,524,104.829 5,705,882.710 193,229,987.539
      Kenneth J. Cowan       187,564,208.343 5,665,779.196 193,229,987.539
      Richard Darman         187,598,386.466 5,631,601.073 193,229,987.539
      Sandra O. Moose        187,633,930.530 5,596,057.009 193,229,987.539
      John A. Shane          187,568,810.374 5,661,177.165 193,229,987.539
      Charles D. Baker       187,593,399.163 5,636,588.376 193,229,987.539
      Cynthia L. Walker      187,550,658.357 5,679,329.182 193,229,987.539
      Robert J. Blanding     187,467,029.045 5,762,958.494 193,229,987.539
      John T. Hailer         187,608,871.086 5,621,116.453 193,229,987.539

             2. Approval of an Amended and Restated Agreement and Declaration
                of Trust for the Trust.

                       Voted       Abstained      Broker
      Voted For       Against        Votes       Non-Votes     Total Votes
      ---------       -------        -----       ---------     -----------
   179,872,950.865 3,906,611.355 5,277,399.319 4,173,026.000 193,229,987.539

                        TRUSTEE AND OFFICER INFORMATION

The table below provides certain information regarding the Trustees and Officers of IXIS Advisor Cash Management Trust (the "Trust"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The statement of additional information includes additional information about the Trustees of the Trust and is available by calling IXIS Advisor Funds at 800-225-5478.

                    Position(s) Held with the                                       Number of Portfolios in
     Name and         Trust, Length of Time        Principal Occupation(s)        Fund Complex Overseen*** and
   Date of Birth    Served and Term of Office*      During Past 5 Years**           Other Directorships Held
   -------------    --------------------------      ---------------------           ------------------------

INDEPENDENT TRUSTEES

Graham T. Allison      Trustee, since 1984     Douglas Dillon Professor and     37;
(3/23/40)              Contract Review and     Director of the Belfer Center    Director, Taubman Centers, Inc.
                       Governance Committee    of Science and International     (real estate investment trust);
                              Member           Affairs, John F. Kennedy         Advisory Board Member, USEC
                                               School of Government,            Inc. (energy supplier)
                                               Harvard University

Charles D. Baker       Trustee, since 2005     President and Chief Executive    37;
(11/13/56)             Contract Review and     Officer, Harvard Pilgrim         None
93 Worcester Street    Governance Committee    Health Care (health plan)
Wellesley, MA 02481           Member

Edward A. Benjamin     Trustee, since 2003     Retired                          37;
(5/30/38)             Audit Committee Member                                    Director, Coal, Energy
                                                                                Investments & Management,
                                                                                LLC; Director, Precision Optics
                                                                                Corporation (optics
                                                                                manufacturer)

Daniel M. Cain       Trustee, since 2000; Co-  President and Chief Executive    37;
(2/24/45)             Chairman of the Board,   Officer, Cain Brothers &         Trustee, Universal Health Realty
                            since 2004         Company, Incorporated            Income Trust; Director,
                      Chairman of the Audit    (investment banking)             Sheridan Healthcorp (physician
                            Committee                                           practice management)

Paul G. Chenault       Trustee, since 2003     Retired; Trustee, First Variable 37;
(9/12/33)              Contract Review and     Life (variable life insurance)   Director, Mailco Office
                       Governance Committee                                     Products, Inc. (mailing
                              Member                                            equipment)

Kenneth J. Cowan     Trustee, since 1993; Co-  Retired                          37;
(4/5/32)              Chairman of the Board,                                    None
                            since 2004
                     Chairman of the Contract
                      Review and Governance
                            Committee

Richard Darman         Trustee, since 1996     Partner, The Carlyle Group       37;
(5/10/43)              Contract Review and     (investments); formerly,         Director and Chairman of the
                       Governance Committee    Professor, John F. Kennedy       Board of Directors, AES
                              Member           School of Government,            Corporation (independent
                                               Harvard University               power company)

                        TRUSTEE AND OFFICER INFORMATION

                        Position(s) Held with the                                      Number of Portfolios in
       Name and           Trust, Length of Time        Principal Occupation(s)       Fund Complex Overseen*** and
     Date of Birth      Served and Term of Office*      During Past 5 Years**          Other Directorships Held
     -------------      --------------------------      ---------------------          ------------------------

INDEPENDENT TRUSTEES
continued

Sandra O. Moose            Trustee, since 1993     President, Strategic Advisory   37;
(2/17/42)                 Audit Committee Member   Services (management            Director, Verizon
                                                   consulting); formerly, Senior   Communications; Director,
                                                   Vice President and Director,    Rohm and Haas Company
                                                   The Boston Consulting Group,    (specialty chemicals); Director,
                                                   Inc. (management consulting)    AES Corporation

John A. Shane              Trustee, since 1993     President, Palmer Service       37;
(2/22/33)                  Contract Review and     Corporation (venture capital    Director, Gensym Corporation
                           Governance Committee    organization)                   (software and technology
                                  Member                                           services provider); Director, Abt
                                                                                   Associates Inc. (research and
                                                                                   consulting firm)

Cynthia L. Walker          Trustee, since 2005     Dean for Finance and CFO        37;
(7/25/56)                 Audit Committee Member   (formerly, Associate Dean for   None
                                                   Finance & CFO), Harvard
                                                   Medical School

INTERESTED TRUSTEES

Robert J. Blanding/1/      Trustee, since 2003     President, Chairman, Director   37;
(4/17/47)                                          and Chief Executive Officer,    None
555 California Street                              Loomis, Sayles & Company,
San Francisco, CA 94104                            L.P.; President and Chief
                                                   Executive Officer -- Loomis
                                                   Sayles Funds I; Chief Executive
                                                   Officer -- Loomis Sayles
                                                   Funds II

John T. Hailer/2/          Trustee, since 2000     President and Chief Executive   37;
(11/23/60)                 President and Chief     Officer, IXIS Asset             None
                            Executive Officer      Management Distributors,
                                                   L.P.; Executive Vice President
                                                   -- Loomis Sayles Funds I;
                                                   President -- Loomis Sayles
                                                   Funds II

OFFICERS

Coleen Downs Dinneen    Secretary, Clerk and Chief Senior Vice President, General  Not Applicable
(12/16/60)              Legal Officer, since 2004  Counsel, Secretary and Clerk
                                                   (formerly, Deputy General
                                                   Counsel, Assistant Secretary
                                                   and Assistant Clerk), IXIS
                                                   Asset Management
                                                   Distribution Corporation, IXIS
                                                   Asset Management
                                                   Distributors, L.P., IXIS Asset
                                                   Management Advisors, L.P.
                                                   and IXIS Asset Management
                                                   Services Company

                        TRUSTEE AND OFFICER INFORMATION

                  Position(s) Held with the                                   Number of Portfolios in
    Name and        Trust, Length of Time       Principal Occupation(s)     Fund Complex Overseen*** and
  Date of Birth   Served and Term of Office*     During Past 5 Years**        Other Directorships Held
  -------------   --------------------------     ---------------------        ------------------------

OFFICERS
continued

Michael C. Kardok    Treasurer, Principal    Senior Vice President, IXIS           Not Applicable
(7/17/59)          Financial and Accounting  Asset Management Advisors,
                     Officer, since 2004     L.P. and IXIS Asset
                                             Management Distributors,
                                             L.P.; formerly, Senior Vice
                                             President, IXIS Asset
                                             Management Services
                                             Company; formerly, Senior
                                             Director, PFPC Inc; formerly,
                                             Vice President -- Division
                                             Manager, First Data Investor
                                             Services, Inc.

Max J. Mahoney      Anti-Money Laundering    Senior Vice President, Deputy         Not Applicable
(5/1/62)            Officer and Assistant    General Counsel, Assistant
                    Secretary, since 2005    Secretary and Assistant Clerk,
                                             IXIS Asset Management
                                             Distribution Corporation, IXIS
                                             Asset Management
                                             Distributors, L.P., IXIS Asset
                                             Management Advisors, L.P.
                                             and IXIS Asset Management
                                             Services Company; Chief
                                             Compliance Officer, IXIS
                                             Asset Management Advisors,
                                             L.P.

John E. Pelletier  Chief Operating Officer,  Executive Vice President and          Not Applicable
(6/24/64)                 since 2004         Chief Operating Officer
                                             (formerly, General Counsel,
                                             Secretary and Clerk), IXIS
                                             Asset Management
                                             Distributors, L.P. and IXIS
                                             Asset Management Advisors,
                                             L.P.; Executive Vice President
                                             (formerly, Senior Vice
                                             President, General Counsel,
                                             Secretary and Clerk), IXIS
                                             Asset Management
                                             Distribution Corporation;
                                             Director (formerly, President,
                                             Chief Executive Officer,
                                             General Counsel, Secretary
                                             and Clerk), IXIS Asset
                                             Management Services
                                             Company

                        TRUSTEE AND OFFICER INFORMATION

                 Position(s) Held with the                                  Number of Portfolios in
   Name and        Trust, Length of Time       Principal Occupation(s)    Fund Complex Overseen*** and
 Date of Birth   Served and Term of Office*     During Past 5 Years**       Other Directorships Held
 -------------   --------------------------     ---------------------       ------------------------

OFFICERS
continued

Kristin Vigneaux Chief Compliance Officer,  Chief Compliance Officer for         Not Applicable
(9/25/69)               since 2004          Mutual Funds, IXIS Asset
                                            Management Distributors,
                                            L.P., IXIS Asset Management
                                            Advisors, L.P. and IXIS Asset
                                            Management Services
                                            Company; formerly, Vice
                                            President, IXIS Asset
                                            Management Services
                                            Company

* The year provided is the earliest year during which a Trustee was elected or appointed to the Trust. All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. At a meeting held on November 19, 2004, the Trustees voted to suspend the retirement policy until 2006.

** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor and Loomis Sayles Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee's or officer's current position with such entity.

***The Trustees of the Trust serve as Trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation, President and Chief Executive Officer of IXIS Asset Management Advisors, L.P.

Item 2. Code of Ethics.
The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.
The Board of Trustees of the Registrant has established an audit committee. Mses. Sandra O. Moose and Cynthia L. Walker, and Mr. Daniel M. Cain, all members of the audit committee, have been designated as financial experts. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Fund.

          The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                               Audit fees       Audit-related fees       Tax fees/1/         All other fees
                        ------------------------------------------------------------------------------------
                            2004       2005       2004     2005       2004        2005       2004      2005
                        ------------------------------------------------------------------------------------
Cash Management Trust     $22,300    $22,300       N/A      N/A      1,900       1,250        N/A       N/A

1. The tax fees consist of a review of the Trust's tax returns (2004) and year-end shareholder reporting (2005).

Audit Committee Pre Approval Policies.

     Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

     If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

     100% of the audit-related, tax and other services provided by the Registrant's principal accountant were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Fees paid to Principal Accountant By Adviser and Control Affiliates.

          The aggregate non-audit fees provided by the Registrant's principal accountant to the Registrant, IXIS Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with IXIS Asset Management Advisors, L.P. that provide ongoing services to the Registrant ("Control Affiliates") during 2005 and 2004 were $127,900 and $122,239, respectively.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit (a)(1)
     (b) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit
              (a)(2)(1)and (a)(2)(2)
     (a)  (3) Not applicable.
     (a) Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 IXIS Advisor Cash Management Trust

                                 By: /s/ John T. Hailer
                                     -------------------------------------------
                                 Name:  John T. Hailer
                                 Title: President & Chief Executive Officer
                                 Date:  August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By: /s/ John T. Hailer
                                     -------------------------------------------
                                 Name:  John T. Hailer
                                 Title: President & Chief Executive Officer
                                 Date:  August 26, 2005

                                 By: /s/ Michael C. Kardok
                                     -------------------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  August 26, 2005